Derivatives and Hedging (Fair Value Amounts of Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative instruments designated as hedges
Derivative [Line Items]
Derivatives in Asset Positions Fair value	$ 12,687	$ 3,294
Derivatives in Liability Positions Fair value	0	0
Derivative instruments designated as hedges | Interest rate contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	12,687	3,294
Derivatives in Liability Positions Fair value	0	0
Undesignated derivative instruments
Derivative [Line Items]
Derivatives in Asset Positions Fair value	170,430	194,509
Derivatives in Liability Positions Fair value	(171,476)	(159,997)
Undesignated derivative instruments | Call spread overlay
Derivative [Line Items]
Derivatives in Asset Positions Fair value	169,037	147,707
Derivatives in Liability Positions Fair value	(170,951)	(149,450)
Undesignated derivative instruments | Foreign exchange contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	1,393	46,802
Derivatives in Liability Positions Fair value	$ (525)	$ (10,547)